CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
NOTE 9—CASH, CASH EQUIVALENTS, AND RESTRICTED CASH
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31,
	2021	2020	2019
Cash and cash equivalents	$143,964	$29,265	$25,044
Restricted cash included in Other current assets	1,083	270	412
Restricted cash included in Other assets	832	1,147	2,440

Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$145,879	$30,682	$27,896

The Company includes amounts in restricted cash required to be set aside by contractual agreement. Restricted cash consists of cash collateralized letters of credit in support of its corporate office leases and cash deposits due to Legacy Nerdy LLC Holders (see Note 1). As of December 31, 2021, the Company recorded cash deposits of $767 due to Legacy Nerdy Holders in exchange for their Historical Nerdy LLC Equity as “Other current assets” on the Consolidated Balance Sheet.